Thornburg Institutional Class Shares
Prospectus Supplement dated March 17, 2003
to Prospectus dated February 1, 2003

The following revisions are made to the February 1, 2003 Thornburg Institutuional Class Shares Prospectus:

On page 15 the Annual Fund Operating Expenses table for Thornburg Value Fund is revised to read as follows:

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets).


                                  Class I
                                  -------

Management Fee                     .80%
Distribution and Service
  (12b-1) Fees                     .00%
Other Expenses                     .19%
                                  -----
Total Annual Operating Expenses    .99%